8. Other receivables (Details Narrative) R$ in Millions					12 Months Ended
	Oct. 30, 2019 BRL (R$)	Sep. 29, 2018 BRL (R$)	Jan. 31, 2016 BRL (R$) Number	May 28, 2012 BRL (R$) Number	Dec. 31, 2020 BRL (R$)
OtherReceivablesLineItems [Line Items]
Receivables from the sale of subsidiaries			R$ 8	R$ 50
Percentage of receivable			110.00%	110.00%
Number of installments | Number			120	240
Amount comprised of land purchase and sale agreement		R$ 200
Recognized gain as result line with fixed assets					R$ 174
Recognition of amount receivable					200
Number of gas stations | Number			5
Via Varejo S.A. ("VV'') [member]
OtherReceivablesLineItems [Line Items]
Amount of GPA's right received					R$ 231
Insurance Company [member]
OtherReceivablesLineItems [Line Items]
Claim recivable	R$ 203